Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from contracts with customers	€ 777,079	€ 782,517	€ 772,009
Revenue from contributions	11,294	14,450	9,417
Total revenue	788,373	796,967	781,426
At a point in time
Revenue
Revenue from contracts with customers	164,152	127,280	88,587
Over a period of time
Revenue
Revenue from contracts with customers	612,927	655,237	683,421
Fee for service and FTE-based research services
Revenue
Revenue from contracts with customers	612,927	737,394	726,929
Material re-charges to customers
Revenue
Revenue from contracts with customers	31,892	38,578	37,561
Milestone fees
Revenue
Revenue from contracts with customers	9,615	2,871	4,785
Licences
Revenue
Revenue from contracts with customers	122,345	3,130	675
Other fees
Revenue
Revenue from contracts with customers	300	544	2,059
Discovery & Preclinical Development
Revenue
Revenue from contracts with customers	517,636	599,086	664,516
Revenue from contributions	11,294	12,308	8,461
Total revenue	528,930	611,394	672,977
Discovery & Preclinical Development | At a point in time
Revenue
Revenue from contracts with customers	49,121	83,157	42,345
Discovery & Preclinical Development | Over a period of time
Revenue
Revenue from contracts with customers	468,515	515,929	622,171
Discovery & Preclinical Development | Fee for service and FTE-based research services
Revenue
Revenue from contracts with customers	468,515	553,963	619,437
Discovery & Preclinical Development | Material re-charges to customers
Revenue
Revenue from contracts with customers	31,892	38,578	37,561
Discovery & Preclinical Development | Milestone fees
Revenue
Revenue from contracts with customers	9,615	2,871	4,785
Discovery & Preclinical Development | Licences
Revenue
Revenue from contracts with customers	7,314	3,130	674
Discovery & Preclinical Development | Other fees
Revenue
Revenue from contracts with customers	300	544	2,059
Just - Evotec Biologics
Revenue
Revenue from contracts with customers	259,443	183,431	107,493
Revenue from contributions		2,142	956
Total revenue	259,443	185,573	108,449
Just - Evotec Biologics | At a point in time
Revenue
Revenue from contracts with customers	115,031	44,123	46,242
Just - Evotec Biologics | Over a period of time
Revenue
Revenue from contracts with customers	144,412	139,308	61,251
Just - Evotec Biologics | Fee for service and FTE-based research services
Revenue
Revenue from contracts with customers	144,412	€ 183,431	107,492
Just - Evotec Biologics | Licences
Revenue
Revenue from contracts with customers	€ 115,031		€ 1